CERTIFICATION




     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Morgan Stanley Institutional Fund, Inc. (the "Registrant") (1933 Act File No. 33-23166) certifies that (a) the form of statement of additional information dated August 22, 1996 as amended October 15, 1996, November 27, 1996 and February 28, 1997 used with respect to the Technology Portfolio, does not differ materially from that contained in Post-
Effective   Amendment  No.  32  ("Amendment  No.  32")   to   the
Registrant's  Registration  Statement  on  Form  N-1A,  and   (b)
Amendment No. 32 was filed electronically with the Commission (Accession No. 0000912057-97-007436) on February 28, 1997.




                          MORGAN STANLEY INSTITUTIONAL FUND, INC.


                          By:  /s/ Karl O. Hartmann
                               -----------------------------------
                               Karl O. Hartmann, Assistant Secretary